UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

CLEARBRIDGE

SUSTAINABILITY LEADERS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Sustainability Leaders Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	ClearBridge Sustainability Leaders Fund

Performance review

For the six months ended April 30, 2023, Class I shares of ClearBridge Sustainability Leaders Fund returned 4.85%. The Fund’s unmanaged benchmark, the Russell 3000 Indexi, returned 7.30% for the same period. The Lipper Multi-Cap Core Funds Category Averageii returned 6.48% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
ClearBridge Sustainability Leaders Fund:
Class A	4.66%
Class C	4.30%
Class FI	4.71%
Class R	4.53%
Class I	4.85%
Class IS	4.87%
Russell 3000 Index	7.30%
Lipper Multi-Cap Core Funds Category Average	6.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.29%, 2.01%, 1.27%, 1.37%, 0.96% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense

ClearBridge Sustainability Leaders Fund	III

Performance review (cont’d)

limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-capitalization stocks involve greater risks and volatility than large-capitalization stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund’s sustainability/environmental, social and governance (“ESG”) investment strategy may limit the number of investment opportunities available to the Fund and, as a result, the Fund may underperform funds that are not subject to such criteria. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The Fund may focus its investments in certain companies, industries or market sectors, thereby increasing its vulnerability to market volatility. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to

IV	ClearBridge Sustainability Leaders Fund

the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 670 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Sustainability Leaders Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.66%	$1,000.00	$1,046.60	1.12%	$5.68	Class A	5.00%	$1,000.00	$1,019.24	1.12%	$5.61
Class C	4.30	1,000.00	1,043.00	1.81	9.17	Class C	5.00	1,000.00	1,015.82	1.81	9.05
Class FI	4.71	1,000.00	1,047.10	1.11	5.63	Class FI	5.00	1,000.00	1,019.29	1.11	5.56
Class R	4.53	1,000.00	1,045.30	1.45	7.35	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	4.85	1,000.00	1,048.50	0.85	4.32	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	4.87	1,000.00	1,048.70	0.75	3.81	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

ClearBridge Sustainability Leaders Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 4.1%
Entertainment — 1.7%
Walt Disney Co.	26,990	$2,766,475	*
Interactive Media & Services — 2.4%
Alphabet Inc., Class A Shares	35,120	3,769,781	*
Total Communication Services		6,536,256
Consumer Discretionary — 9.1%
Automobile Components — 0.9%
Aptiv PLC	14,770	1,519,242	*
Broadline Retail — 0.8%
Etsy Inc.	12,890	1,302,277	*
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc.	1,250	3,357,887	*
Specialty Retail — 3.4%
Home Depot Inc.	11,250	3,381,075
Williams-Sonoma Inc.	16,640	2,014,106
Total Specialty Retail		5,395,181
Textiles, Apparel & Luxury Goods — 1.9%
NIKE Inc., Class B Shares	23,860	3,023,539
Total Consumer Discretionary		14,598,126
Consumer Staples — 7.9%
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	8,250	4,151,565
Food Products — 1.8%
McCormick & Co. Inc., Non Voting Shares	32,680	2,870,938
Household Products — 3.5%
Colgate-Palmolive Co.	36,720	2,930,256
Procter & Gamble Co.	18,070	2,825,787
Total Household Products		5,756,043
Total Consumer Staples		12,778,546
Financials — 12.4%
Banks — 2.5%
JPMorgan Chase & Co.	29,590	4,090,522
Capital Markets — 4.4%
BlackRock Inc.	3,330	2,235,096
Charles Schwab Corp.	31,040	1,621,529
Morgan Stanley	35,040	3,152,549
Total Capital Markets		7,009,174
Financial Services — 2.2%
Visa Inc., Class A Shares	15,520	3,611,970

See Notes to Financial Statements.

4	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

ClearBridge Sustainability Leaders Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — 3.3%
Hartford Financial Services Group Inc.	35,740	$2,537,182
Progressive Corp.	19,830	2,704,812
Total Insurance		5,241,994
Total Financials		19,953,660
Health Care — 18.0%
Biotechnology — 3.4%
BioMarin Pharmaceutical Inc.	27,490	2,640,140	*
Gilead Sciences Inc.	34,830	2,863,374
Total Biotechnology		5,503,514
Health Care Equipment & Supplies — 1.7%
Cooper Cos. Inc.	7,240	2,761,698
Health Care Providers & Services — 5.5%
CVS Health Corp.	37,960	2,782,848
Progyny Inc.	51,380	1,707,871	*
UnitedHealth Group Inc.	8,810	4,335,313
Total Health Care Providers & Services		8,826,032
Life Sciences Tools & Services — 3.7%
Danaher Corp.	11,910	2,821,598
Thermo Fisher Scientific Inc.	5,510	3,057,499
Total Life Sciences Tools & Services		5,879,097
Pharmaceuticals — 3.7%
Johnson & Johnson	17,800	2,913,860
Novo Nordisk A/S, ADR	18,300	3,057,747
Total Pharmaceuticals		5,971,607
Total Health Care		28,941,948
Industrials — 10.6%
Building Products — 3.2%
Trane Technologies PLC	16,960	3,151,337
Trex Co. Inc.	35,710	1,951,909	*
Total Building Products		5,103,246
Electrical Equipment — 5.4%
Bloom Energy Corp., Class A Shares	64,010	1,065,767	*
Eaton Corp. PLC	21,080	3,522,890
Regal Rexnord Corp.	19,490	2,536,818
Shoals Technologies Group Inc., Class A Shares	79,880	1,668,693	*
Total Electrical Equipment		8,794,168
Machinery — 2.0%
Deere & Co.	8,450	3,194,269
Total Industrials		17,091,683

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

ClearBridge Sustainability Leaders Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — 26.2%
Communications Equipment — 1.8%
Cisco Systems Inc.	61,800	$2,920,050
Electronic Equipment, Instruments & Components — 1.6%
Keysight Technologies Inc.	17,910	2,590,502	*
IT Services — 1.5%
Accenture PLC, Class A Shares	8,620	2,416,100
Semiconductors & Semiconductor Equipment — 5.0%
ASML Holding NV, Registered Shares	4,120	2,623,863
Enphase Energy Inc.	5,930	973,706	*
ON Semiconductor Corp.	33,090	2,381,157	*
SolarEdge Technologies Inc.	7,270	2,076,530	*
Total Semiconductors & Semiconductor Equipment		8,055,256
Software — 10.5%
Microsoft Corp.	38,470	11,820,292
Salesforce Inc.	14,600	2,896,202	*
Synopsys Inc.	6,200	2,302,184	*
Total Software		17,018,678
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	54,740	9,288,283
Total Information Technology		42,288,869
Materials — 2.9%
Chemicals — 1.5%
Ecolab Inc.	14,710	2,468,926
Containers & Packaging — 1.4%
Ball Corp.	43,100	2,292,058
Total Materials		4,760,984
Real Estate — 3.2%
Industrial REITs — 1.8%
Prologis Inc.	23,190	2,904,547
Specialized REITs — 1.4%
Equinix Inc.	3,150	2,280,852
Total Real Estate		5,185,399
Utilities — 3.6%
Independent Power and Renewable Electricity Producers — 3.6%
Brookfield Renewable Corp., Class A Shares	64,630	2,159,288
NextEra Energy Partners LP	35,350	2,032,979
Ormat Technologies Inc.	19,510	1,674,153
Total Utilities		5,866,420
Total Investments before Short-Term Investments (Cost — $147,371,893)		158,001,891

See Notes to Financial Statements.

6	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

ClearBridge Sustainability Leaders Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares		Value
Short-Term Investments — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.433%	2,123,988	$	2,123,988	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.717%	910,280		910,280	(a)(b)
Total Short-Term Investments (Cost — $3,034,268)				3,034,268
Total Investments — 99.9% (Cost — $150,406,161)				161,036,159
Other Assets in Excess of Liabilities — 0.1%				94,126
Total Net Assets — 100.0%				$161,130,285

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $910,280 and the cost was $910,280 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $149,495,881)	$160,125,879
Investments in affiliated securities, at value (Cost — $910,280)	910,280
Receivable for Fund shares sold	209,978
Dividends receivable from unaffiliated investments	157,704
Dividends receivable from affiliated investments	6,978
Prepaid expenses	17,994
Total Assets	161,428,813

Liabilities:
Payable for Fund shares repurchased	151,487
Investment management fee payable	68,619
Fund accounting fees payable	27,992
Audit and tax fees payable	19,764
Service and/or distribution fees payable	10,503
Trustees’ fees payable	81
Accrued expenses	20,082
Total Liabilities	298,528
Total Net Assets	$161,130,285

Net Assets:
Par value (Note 7)	$74
Paid-in capital in excess of par value	160,050,900
Total distributable earnings (loss)	1,079,311
Total Net Assets	$161,130,285

See Notes to Financial Statements.

8	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

Net Assets:
Class A	$36,771,934
Class C	$3,677,378
Class FI	$988,701
Class R	$20,680
Class I	$85,315,803
Class IS	$34,355,789

Shares Outstanding:
Class A	1,710,384
Class C	173,357
Class FI	45,735
Class R	959
Class I	3,922,717
Class IS	1,575,859

Net Asset Value:
Class A (and redemption price)	$21.50
Class C*	$21.21
Class FI (and redemption price)	$21.62
Class R (and redemption price)	$21.56
Class I (and redemption price)	$21.75
Class IS (and redemption price)	$21.80

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$22.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Dividends from unaffiliated investments	$1,029,714
Dividends from affiliated investments	19,261
Less: Foreign taxes withheld	(12,360)
Total Investment Income	1,036,615

Expenses:
Investment management fee (Note 2)	454,355
Transfer agent fees (Note 5)	69,733
Registration fees	56,656
Service and/or distribution fees (Notes 2 and 5)	55,152
Fund accounting fees	33,107
Legal fees	16,401
Audit and tax fees	15,864
Shareholder reports	7,866
Trustees’ fees	5,198
Commitment fees (Note 9)	569
Insurance	398
Custody fees	318
Miscellaneous expenses	4,123
Total Expenses	719,740
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(76,581)
Net Expenses	643,159
Net Investment Income	393,456

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(6,114,660)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	12,416,805
Net Gain on Investments	6,302,145
Increase in Net Assets From Operations	$6,695,601

See Notes to Financial Statements.

10	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$393,456	$313,242
Net realized loss	(6,114,660)	(3,163,177)
Change in net unrealized appreciation (depreciation)	12,416,805	(20,713,471)
Increase (Decrease) in Net Assets From Operations	6,695,601	(23,563,406)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(388,859)	(1,238,024)
Decrease in Net Assets From Distributions to Shareholders	(388,859)	(1,238,024)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	73,851,521	119,677,743
Reinvestment of distributions	334,744	700,547
Cost of shares repurchased	(50,949,351)	(45,078,796)
Increase in Net Assets From Fund Share Transactions	23,236,914	75,299,494
Increase in Net Assets	29,543,656	50,498,064

Net Assets:
Beginning of period	131,586,629	81,088,565
End of period	$161,130,285	$131,586,629

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.57	$25.30	$18.94	$15.30	$12.59	$11.98

Income (loss) from operations:
Net investment income	0.04	0.00 [3]	0.01	0.02	0.05	0.02
Net realized and unrealized gain (loss)	0.91	(4.43)	7.19	3.68	2.69	0.67
Total income (loss) from operations	0.95	(4.43)	7.20	3.70	2.74	0.69

Less distributions from:
Net investment income	(0.01)	(0.04)	(0.04)	(0.04)	(0.03)	(0.08)
Net realized gains	(0.01)	(0.26)	(0.80)	(0.02)	—	—
Total distributions	(0.02)	(0.30)	(0.84)	(0.06)	(0.03)	(0.08)

Net asset value, end of period	$21.50	$20.57	$25.30	$18.94	$15.30	$12.59
Total return[4]	4.66%	(17.73)%	39.11%	24.25%	21.91%	5.67%

Net assets, end of period (000s)	$36,772	$24,470	$8,384	$3,824	$449	$223

Ratios to average net assets:
Gross expenses	1.22%[5]	1.29%	1.60%	2.33%	3.05%	3.50%
Net expenses[6,7]	1.12 [5]	1.16	1.20	1.13	1.09	1.10
Net investment income	0.37 [5]	0.01	0.05	0.13	0.38	0.17

Portfolio turnover rate	22%	30%	22%	58%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 4, 2018, acquired fund fees and expenses were subject to the arrangement.

See Notes to Financial Statements.

12	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021[3]

Net asset value, beginning of period	$20.35	$25.28	$23.54

Income (loss) from operations:
Net investment loss	(0.04)	(0.15)	(0.00)	[4]
Net realized and unrealized gain (loss)	0.91	(4.42)	1.74
Total income (loss) from operations	0.87	(4.57)	1.74

Less distributions from:
Net investment income	—	(0.10)	—
Net realized gains	(0.01)	(0.26)	—
Total distributions	(0.01)	(0.36)	—

Net asset value, end of period	$21.21	$20.35	$25.28
Total return[5]	4.30%	(18.32)%	7.39%

Net assets, end of period (000s)	$3,677	$1,421	$5

Ratios to average net assets:
Gross expenses	1.92%[6]	2.01%	2.20%[6]
Net expenses[7,8]	1.81 [6]	1.88	1.95	[6]
Net investment loss	(0.34) [6]	(0.70)	(0.05)	[6]

Portfolio turnover rate	22%	30%	22%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	For the period September 30, 2021 (inception date) to October 31, 2021.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended October 31, 2021.

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.67	$25.42	$19.02	$15.34	$12.62	$12.00

Income (loss) from operations:
Net investment income	0.04	0.00 [3]	0.01	0.02	0.05	0.02
Net realized and unrealized gain (loss)	0.93	(4.46)	7.22	3.68	2.69	0.66
Total income (loss) from operations	0.97	(4.46)	7.23	3.70	2.74	0.68

Less distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.00) [3]	(0.02)	(0.06)
Net realized gains	(0.01)	(0.26)	(0.80)	(0.02)	—	—
Total distributions	(0.02)	(0.29)	(0.83)	(0.02)	(0.02)	(0.06)

Net asset value, end of period	$21.62	$20.67	$25.42	$19.02	$15.34	$12.62
Total return[4]	4.71%	(17.76)%	39.07%	24.13%	21.67%	5.78%

Net assets, end of period (000s)	$989	$1,051	$1,027	$558	$423	$626

Ratios to average net assets:
Gross expenses	1.22%[5]	1.27%	1.63%	2.37%	3.17%	3.55%
Net expenses[6,7]	1.11 [5]	1.13	1.20	1.17	1.20	1.15
Net investment income	0.37 [5]	0.01	0.06	0.15	0.37	0.14

Portfolio turnover rate	22%	30%	22%	58%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 4, 2018, acquired fund fees and expenses were subject to the arrangement.

See Notes to Financial Statements.

14	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022[3]

Net asset value, beginning of period	$20.67	$21.55

Income (loss) from operations:
Net investment income[4]	0.00	0.00
Net realized and unrealized gain (loss)	0.93	(0.88)
Total income (loss) from operations	0.93	(0.88)

Less distributions from:
Net investment income	(0.03)	—
Net realized gains	(0.01)	—
Total distributions	(0.04)	—

Net asset value, end of period	$21.56	$20.67
Total return[5]	4.53%	(4.08)%

Net assets, end of period (000s)	$21	$7

Ratios to average net assets:
Gross expenses[6]	8.50%	1.37%
Net expenses[6,7,8]	1.45	1.10
Net investment income[6]	0.03	0.03

Portfolio turnover rate	22%	30%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	For the period June 3, 2022 (inception date) to October 31, 2022.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended October 31, 2022.

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.81	$25.60	$19.12	$15.44	$12.70	$12.06

Income (loss) from operations:
Net investment income	0.07	0.07	0.10	0.08	0.10	0.06
Net realized and unrealized gain (loss)	0.93	(4.49)	7.27	3.70	2.71	0.67
Total income (loss) from operations	1.00	(4.42)	7.37	3.78	2.81	0.73

Less distributions from:
Net investment income	(0.05)	(0.11)	(0.09)	(0.08)	(0.07)	(0.09)
Net realized gains	(0.01)	(0.26)	(0.80)	(0.02)	—	—
Total distributions	(0.06)	(0.37)	(0.89)	(0.10)	(0.07)	(0.09)

Net asset value, end of period	$21.75	$20.81	$25.60	$19.12	$15.44	$12.70
Total return[3]	4.85%	(17.51)%	39.63%	24.64%	22.20%	6.10%

Net assets, end of period (000s)	$85,316	$98,384	$68,848	$15,411	$10,228	$8,228

Ratios to average net assets:
Gross expenses	0.95%[4]	0.96%	1.15%	2.01%	2.74%	3.19%
Net expenses[5,6]	0.85 [4]	0.83	0.79	0.80	0.78	0.79
Net investment income	0.64 [4]	0.32	0.42	0.50	0.74	0.49

Portfolio turnover rate	22%	30%	22%	58%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 4, 2018, acquired fund fees and expenses were subject to the arrangement.

See Notes to Financial Statements.

16	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.87	$25.65	$19.16	$15.47	$12.72	$12.08

Income (loss) from operations:
Net investment income	0.08	0.09	0.12	0.09	0.11	0.06
Net realized and unrealized gain (loss)	0.93	(4.49)	7.27	3.70	2.71	0.67
Total income (loss) from operations	1.01	(4.40)	7.39	3.79	2.82	0.73

Less distributions from:
Net investment income	(0.07)	(0.12)	(0.10)	(0.08)	(0.07)	(0.09)
Net realized gains	(0.01)	(0.26)	(0.80)	(0.02)	—	—
Total distributions	(0.08)	(0.38)	(0.90)	(0.10)	(0.07)	(0.09)

Net asset value, end of period	$21.80	$20.87	$25.65	$19.16	$15.47	$12.72
Total return[3]	4.87%	(17.42)%	39.73%	24.63%	22.26%	6.08%

Net assets, end of period (000s)	$34,356	$6,255	$2,824	$328	$118	$100

Ratios to average net assets:
Gross expenses	0.87%[4]	0.90%	1.16%	2.02%	2.81%	3.21%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.74 [4]	0.41	0.52	0.50	0.77	0.49

Portfolio turnover rate	22%	30%	22%	58%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 4, 2018, acquired fund fees and expenses were subject to the arrangement.

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

18	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$158,001,891	—	—	$158,001,891
Short-Term Investments†	3,034,268	—	—	3,034,268
Total Investments	$161,036,159	—	—	$161,036,159

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

20	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Return of capital estimates. Distributions received from the Fund’s investments in certain securities, most notably master limited partnerships and real estate investment trusts, generally are comprised of income, realized gains and/or return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each issuer and other industry sources. These estimates may subsequently be revised based on information received from the issuers after their tax reporting periods are concluded.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Over $2 billion	0.600

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $76,581, which included an affiliated money market fund waiver of $318.

22	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$16,270	—
CDSCs	718	$169

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$52,667,778
Sales	30,257,181

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$150,406,161	$16,320,154	$(5,690,156)	$10,629,998

4. Derivative instruments and hedging activities

During the six months ended April 30, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$38,237		$18,593
Class C	15,555		967
Class FI	1,325		638
Class R	35	†	509
Class I	—		48,534
Class IS	—		492
Total	$55,152		$69,733

†	Amount shown is exclusive of expense reimbursements. For the six months ended April 30, 2023, the service and/or distribution fees reimbursed amounted to $2 for Class R shares.

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$16,571
Class C	1,686
Class FI	578
Class R	502
Class I	49,854
Class IS	7,390
Total	$76,581

24	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Investment Income:
Class A	$18,951	$12,360
Class C	—	137
Class FI	410	1,042
Class R	13	—	†
Class I	250,524	315,792
Class IS	24,432	20,669
Total	$294,330	$350,000

Net Realized Gains:
Class A	$19,327	$91,603
Class C	1,798	343
Class FI	748	10,653
Class R	6	—	†
Class I	67,670	739,089
Class IS	4,980	46,336
Total	$94,529	$888,024

†	For the period June 3, 2022 (inception date) to October 31, 2022.

7. Shares of beneficial interest

At April 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	668,382	$14,263,489	1,019,573	$22,909,958
Shares issued on reinvestment	1,770	38,219	4,163	103,715
Shares repurchased	(149,585)	(3,183,027)	(165,289)	(3,528,977)
Net increase	520,567	$11,118,681	858,447	$19,484,696

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2023			Year Ended October 31, 2022
	Shares		Amount	Shares		Amount
Class C
Shares sold	154,669		$3,221,021	72,383		$1,634,608
Shares issued on reinvestment	84		1,795	16		402
Shares repurchased	(51,221)		(1,070,674)	(2,786)		(59,324)
Net increase	103,532		$2,152,142	69,613		$1,575,686
Class FI
Shares sold	8,327		$180,793	36,505		$818,125
Shares issued on reinvestment	52		1,134	455		11,391
Shares repurchased	(13,470)		(289,547)	(26,523)		(642,470)
Net increase (decrease)	(5,091)		$(107,620)	10,437		$187,046
Class R
Shares sold	875		$18,660	318	†	$6,757	†
Shares issued on reinvestment	0	*	8	—		—
Shares repurchased	(234)		(4,816)	(0)	†,*	(4)	†
Net increase	641		$13,852	318	†	$6,753	†
Class I
Shares sold	1,114,660		$23,959,848	3,732,135		$86,765,459
Shares issued on reinvestment	12,237		267,016	21,072		529,751
Shares repurchased	(1,930,980)		(41,908,635)	(1,715,922)		(38,024,084)
Net increase (decrease)	(804,083)		$(17,681,771)	2,037,285		$49,271,126
Class IS
Shares sold	1,482,709		$32,207,710	320,994		$7,542,836
Shares issued on reinvestment	1,215		26,572	2,195		55,288
Shares repurchased	(207,742)		(4,492,652)	(133,599)		(2,823,937)
Net increase	1,276,182		$27,741,630	189,590		$4,774,187

†	For the period June 3, 2022 (inception date) to October 31, 2022.
*	Less than 1 share.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

26	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate
	Value at
	October 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$447,333	$17,294,532	17,294,532	$16,831,585	16,831,585

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$19,261	—	$910,280

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

10. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $570,859, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value

ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

28	ClearBridge Sustainability Leaders Fund 2023 Semi-Annual Report

ClearBridge

Sustainability Leaders Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

ClearBridge Sustainability Leaders Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Sustainability Leaders Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Sustainability Leaders Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBAX166371 06/23 SR23-4655

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 21, 2023